Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment reporting
Summary of financial information of segment

	For the six months ended June 30, 2026
					Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	22,782	31,017	35,505	10,782	710	—	100,796
Intra-Group sales	142	—	—	150	2,319	(2,611)	—
Total revenue	22,924	31,017	35,505	10,932	3,029	(2,611)	100,796
Cost of sales	(9,572)	(12,432)	(10,793)	(7,881)	(756)	124	(41,310)
Gross profit	13,352	18,585	24,712	3,051	2,273	(2,487)	59,486
Other segment information
Depreciation and amortization	6,077	4,336	4,549	1,252	8	—	16,222
Of which: Right-of-use assets	4,701	3,480	3,704	788	—	—	12,673
Other	1,376	856	845	464	8	—	3,549
Provisions and impairment losses	(4,171)	45	(934)	(115)	—	—	(5,175)

	For the six months ended June 30, 2025*
					Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	27,932	32,985	39,654	14,961	236	—	115,768
Intra-Group sales	—	—	—	353	3,151	(3,504)	—
Total revenue	27,932	32,985	39,654	15,314	3,387	(3,504)	115,768
Cost of sales	(12,750)	(14,481)	(12,403)	(9,059)	(353)	101	(48,945)
Gross profit	15,182	18,504	27,251	6,255	3,034	(3,403)	66,823
Other segment information
Depreciation and amortization	8,137	5,115	5,337	2,080	33	—	20,702
Of which: Right-of-use assets	5,919	4,058	4,305	1,076	—	—	15,358
Other	2,218	1,057	1,032	1,004	33	—	5,344
Provisions and impairment losses	(1,827)	1,045	755	(2,955)	—	—	(2,982)
*	The segment information for the six months ended June 30, 2025 has been restated in accordance with IFRS 5, with the Caruso Brand presented as a discontinued operation (see Note 8).

Summary of non-current assets by geography

	At June 30,	At December 31,
	2026	2025
EMEA (1)	160,678	162,152
North America (2)	101,662	96,200
Greater China (3)	45,664	49,750
Other Asia (4)	1,219	1,179
Total non-current assets (other than deferred tax assets)	309,223	309,281
(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.